Share Capital - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	$ 5,111	$ 1,699
Less: amount capitalized to E&E assets related to stock options	0	(284)
Total	5,111	1,415
Stock-option expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	1,475	1,740
DSU expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	1,077	(362)
PSU expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	$ 2,559	$ 321